MINING MACHINES (FY) (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mining Machines [Line Items]
Balance at the beginning			$ 27,703	$ 46,469	$ 46,469	$ 64,800
Balance at the end		$ 47,295	47,295	40,275	27,703	46,469	$ 64,800
Cost:
Mining Machines [Line Items]
Balance at the beginning			122,203	123,136	123,136	129,246	81,482
Additions		31,402		9,422	12,016	31,645	133,335
Disposals		(6,185)		(733)	(12,949)	(37,998)	(87,597)
Exchange adjustments						243	2,026
Balance at the end		147,420	147,420	131,825	122,203	123,136	129,246
Accumulated depreciation:
Mining Machines [Line Items]
Balance at the beginning			(94,399)	(76,561)	(76,561)	(64,446)	(32,357)
Charge for the year			(11,208)	(15,045)	(29,281)	(43,857)	(98,136)
Disposals			5,583	162	11,443	32,005	67,113
Exchange adjustments						(263)	(1,066)
Balance at the end		(100,024)	(100,024)	(91,444)	(94,399)	(76,561)	(64,446)
Impairment:
Mining Machines [Line Items]
Balance at the beginning			(101)	(106)	(106)		(9)
Additions	[1]					(106)
Disposals					5		$ 9
Balance at the end		$ (101)	$ (101)	$ (106)	$ (101)	$ (106)

[1]	Included in the cost of revenue